Note 7 - Industry Segment Data - Segment Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016
Net sales	$ 21,056,040	$ 15,988,745	$ 18,317,506	$ 22,393,764	$ 15,948,861	$ 18,548,247	$ 23,165,705	$ 23,968,569	$ 77,756,055	$ 81,631,382
Operating profit (loss)									(4,209,821)	23,371
Interest and other income									59,005	375,310
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES									(4,150,816)	398,681
Identifiable assets	63,263,297				66,890,397				63,263,297	66,890,397
Depreciation									1,594,406	1,673,721
Payments to Acquire Property, Plant, and Equipment									799,331	2,124,649
Operating Segments [Member]
Operating profit (loss)									(2,208,179)	2,000,913
Identifiable assets	59,131,590				62,860,004				59,131,590	62,860,004
Operating Segments [Member] | Coil [Member]
Net sales									64,641,805	66,114,148
Operating profit (loss)									(770,091)	5,098,322
Identifiable assets	21,832,790				25,316,558				21,832,790	25,316,558
Depreciation									1,208,446	1,153,519
Payments to Acquire Property, Plant, and Equipment									75,889	422,481
Operating Segments [Member] | Tubular [Member]
Net sales									13,114,250	15,517,234
Operating profit (loss)									(1,438,088)	(3,097,409)
Identifiable assets	37,298,800				37,543,446				37,298,800	37,543,446
Depreciation									378,077	510,427
Payments to Acquire Property, Plant, and Equipment									715,973	1,695,512
Corporate, Non-Segment [Member]
General corporate expenses									(2,001,642)	(1,977,542)
Identifiable assets	$ 4,131,707				$ 4,030,393				4,131,707	4,030,393
Depreciation									7,883	9,775
Payments to Acquire Property, Plant, and Equipment									$ 7,469	$ 6,656